FINANCIAL INSTRUMENTS - Impact of Changes in Fair Value of Fair Value Hedges and Derivatives Not Designated as Hedging Instruments on Earnings (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Interest expense | Fair Value Hedges | Interest rate derivatives
Fair Value Hedges
Interest rate derivatives, fair value hedges	$ 11	$ (7)
Other, Net | Foreign exchange derivatives | Derivatives not designated as hedging instruments
Not Designated as Hedges
Foreign exchange contracts, not designated as hedges	$ (24)	$ 20